Warrants - Fair value adjustments (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes in Warrants Outstanding [Roll Forward]
Beginning balance	£ 1,273	£ 7,923
Fair value adjustments recognized in loss	1,219	0	£ 0
Fair value adjustments recognized in profit	0	6,650	1,068
Ending balance	£ 2,492	£ 1,273	£ 7,923